EARNINGS PER SHARE (Details) - USD ($) shares in Millions, $ in Millions				12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Income And Weighted Average Number Of Shares Used In Computation Of Basic And Diluted Earnings Per Share [Abstract]
Interest expense on convertible senior debentures, and issuance costs, net of tax benefits				$ 0		$ 0
Net income used for the computation of diluted earnings per share				$ 68	$ 1,573	$ 3,055
Weighted average number of shares used in the computation of basic earnings per share				955	855	853
Additional shares from the assumed exercise of employee stock options and unvested RSU's				3	5	3
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures				3	4	2
Weighted average number of shares used in the computation of diluted earnings per share	4	1	1	961	864	858
Net income attributable to ordinary shareholders				$ 68	$ 1,573	$ 3,055
Ordinary And Special Shares Outstanding [Abstract]
Ordinary shares - issued	1,123	1,016		1,123	1,016
Treasury, shares	108	108		108	108
Weighted Average Of Mandatory Convertible Preferred Shares	59			59
Accrued dividends on preferred shares.				$ 261	$ 15	$ 0